Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	ISABELLA BANK CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	000-18415
Entity Tax Identification Number	38-2830092
Entity Address, Address Line One	401 North Main Street
Entity Address, City or Town	Mt. Pleasant,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48858-1649
City Area Code	989
Local Phone Number	(989) 772-9471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	ISBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000842517
Amendment Flag	false